FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Impacts of the Coronavirus pandemic (COVID-19) (Details)	12 Months Ended
Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Number of installments for payments offered to customers, pursuant to COVID-19	10,000